SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Effective Income Tax Rate Reconciliation, Percent	21.00%	21.00%